                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-58234
                                                                       811-03859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS
                      (FORM NUMBERS: R-3456-PRM.1 (R06/04))
                                DATED MAY 3, 2004

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THE FOLLOWING REPLACES THE SECTION "OPTIONAL CAPITAL PROTECTOR FEE" LOCATED ON PAGES 5, 19 AND 25 OF THE PROSPECTUS:

OPTIONAL CAPITAL PROTECTOR FEE

(CALCULATED AS A PERCENTAGE OF YOUR CONTRACT VALUE MINUS PURCHASE PAYMENTS RECEIVED AFTER THE 90TH DAY SINCE YOU PURCHASED YOUR CONTRACT)

                  CONTRACT YEAR              ANNUALIZED FEE*
                  -------------              ---------------
                  0-7 ..........................  0.50%
                  8-10 .........................  0.25%
                  11+ ..........................  NONE

* THE CAPITAL PROTECTOR FEATURE IS AN OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT. THE FEE IS DEDUCTED FROM YOUR CONTRACT VALUE AT THE END OF THE FIRST CONTRACT QUARTER AND QUARTERLY THEREAFTER.

Date: December 9, 2004

                Please keep this Supplement with your Prospectus.


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